8. Shareholders' Equity (Deficiency) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Shares
Outstanding at beginning of year	20,379,602	17,873,227	14,654,815
Granted	175,000	3,150,000	6,220,873
Exercised	(355,855)	0	0
Forfeited/Expired		(643,625)	(2,912,461)
Outstanding at ending of year		20,379,602	17,873,227
Exercisable at year end	16,261,588	14,105,066	9,667,990
Wtd. Avg. Exercise Price
Outstanding at beginning of year	$ 0.09	$ 0.08	$ 0.09
Granted	$ 0.75	$ 0.12	$ 0.08
Exercised	$ 0.07	$ 0	$ 0
Forfeited	$ 0.12	$ (0.12)	$ (0.08)
Outstanding at the end	$ 0.09	$ 0.09	$ 0.08
Exercisable at year end	$ 0.08	$ 0.08	$ 0.08
Warrants
Shares
Outstanding at beginning of year		6,218,750	4,218,750
Granted		2,000,000	2,000,000
Exercised		0	0
Forfeited/Expired		(500,000)	0
Outstanding at ending of year		7,718,750	6,218,750
Wtd. Avg. Exercise Price
Outstanding at beginning of year		$ 0.08	$ 0.1
Granted		$ 0.08	$ 0.06
Exercised		$ 0	$ 0
Forfeited		$ 0.25	$ 0
Outstanding at the end		$ 0.07	$ 0.08